Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 151.7	$ 161.8
Accruals and other payables	387.5	362.8
Payroll payables	44.8	54.1
Leave pay accrual	60.7	57.4
Interest payable on loans	6.4	7.8
Trade and other payables	$ 651.1	$ 643.9